As filed with the  Securities and Exchange Commission on May 25, 2007
                                     Investment Company Act File Number 811-5698




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2007
(UNAUDITED)
===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon(c)   (Note 1)    Moody's  & Poor's
--------                                                                          ----    ----------  --------    ---------  ------
Put Bond (c)( 2.45%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,000,000 Intermountain Power Agency (Utah Power Supply)- Series  F
           Insured by AMBAC Indemnity Corporation                                09/17/07    3.64%  $ 4,000,000    VMIG-1      A-1
----------                                                                                          -----------
 4,000,000 Total Put Bond                                                                             4,000,000
----------                                                                                          -----------
Tax Exempt Commercial Paper (4.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$6,000,000 Rhode Island Health & Educational Building                            04/05/07    3.50%  $ 6,000,000      P-1       A-1+
 2,000,000 York County, PA IDA PCRB
           (Philadelphia Electric Co. Project) - Series 1993 A
           LOC BNP Paribas                                                       06/13/07    3.63     2,000,000      P-1       A-1+
----------                                                                                          -----------
 8,000,000 Total Tax Exempt Commercial Paper                                                          8,000,000
----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (19.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,935,000 City of Chicopee, MA BAN                                              08/15/07    3.62%  $ 5,950,568     MIG-1
 3,000,000 Colorado State General Fund TRAN - Series 2006A                       06/27/07    3.76     3.005,096               SP-1+
 1,955,000 Evendale, OH Tax Increment RB
           LOC Fifth Third Bank                                                  05/15/07    3.85     1,955,000      P-1       A-1+
 3,000,000 Plaquemines, LA Port, Harbor and Terminal District Port Facility
           Guarenteed by Chevron Corporation                                     08/31/07    3.85     3,000,000      P-1       A-1+
 2,000,000 Puerto Rico Commonwealth TRAN
           LOC NS/BNP/DX/FT/VZ                                                   07/30/07    3.49     2,006,420     MIG-1     SP-1+
 2,200,000 School District of Fort Atkinson, WI BAN                              04/03/07    3.56     2,200,000     MIG-1
 3,000,000 New Mexico State TRAN - Series 2006-2007                              06/29/07    3.76     3,005,213     MIG-1     SP-1+
 6,000,000 Texas State TRAN - Series 2005                                        08/31/07    3.73     6,020,693     MIG-1     SP-1+
 4,000,000 Vermont Educational & Health Buildings Financing Agency               11/01/07    3.58     4,000,000                A-1+
----------                                                                                          -----------
31,090,000 Total Tax Exempt General Obligation Notes & Bonds                                         31,142,990
----------                                                                                          -----------
Variable Rate Demand Instruments (d) (73.73%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 ABN AMRO Munitops Certificate Trust, (Alaska Non-AMT)
           Single Asset-Series 2006-9 (State of Alaska International)
           Airports System RB - Series 2006 B-D
           Insured by MBIA Insurance Corpopration                                10/01/14    3.70%  $ 5,000,000     AAA        AAA
 3,000,000 Chicago, IL Second Lien Water Revenue Refunding Bonds- Series 2004
           Insured by MBIA Insurance Corporation                                 11/01/31    3.65     3,000,000    VMIG-1      A-1+
 2,000,000 City of Lakeland, FL (South College)
           LOC SunTrust Bank                                                     09/01/29    3.65     2,000,000    VMIG-1
 5,000,000 Columbus, OH Regional Port Authority Capital Funding                  12/01/36    3.67     5,000,000    VMIG-1
 2,500,000 Connecticut State HEFA (Yale University) - Series U-1 & U-2           07/01/33    3.56     2,500,000    VMIG-1      A-1+
 3,700,000 County of Franklin, OH HRB (US Health Corporation) - Series A
           LOC Citibank, N.A.                                                    12/01/21    3.65     3,700,000    VMIG-1
 4,900,000 Cuyahoga County, OH  HRB (Cleveland Health Education Museum Project)
           LOC Key Bank, N.A.                                                    03/01/32    3.68     4,900,000    VMIG-1
 1,200,000 Emmaus, PA General Authority Local Government
           (Westchester Area School District Project) - Series 1989 B-24
           LOC Depfa Bank PLC                                                    03/01/24    3.71     1,200,000                A-1+
 3,900,000 Florida Gulf Coast University Financing Corp. Capital Improvement RB
           Series - 2003
           LOC Wachovia Bank & Trust Company, N.A.                               02/01/35    3.65     3,900,000    VMIG-1
 3,440,000 Florida HFC (Cypress Lake Apartments)- Series  M-1
           LOC Federal Home Loan Mortgage Corporation                            11/01/32    3.67     3,440,000                A-1+
 4,000,000 Fulton County, GA Housing Authority MHRB
           (Greenhouse Holcomb Project)
           Collateralized by Federal National Mortgage Association               04/01/30    3.67     4,000,000                A-1+
 4,000,000 Hapeville, GA Development Authority (Hapeville Hotel)
           LOC Bank of America                                                   11/1/2015   3.77     4,000,000     P-1
 3,200,000 Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
           LOC Royal Bank of Canada                                              02/01/20    3.70     3,200,000                A-1+
 1,465,000 Houston County, GA Development Authority
           (Middle Georgia Community Action Agency) - Series 2001
           LOC Columbus Bank & Trust Company                                     01/01/31    3.80     1,465,000     P-1        A-1
 1,900,000 Indiana HEFA (Rehabilitation Hospital of Indiana)
           LOC National City Bank                                                11/01/20    3.68     1,900,000    VMIG-1
 2,300,000 Jacksonville,(University of Florida Health Science Center)-Series 1989
           LOC Bank of America, N.A.                                             07/01/19    3.73     2,300,000    VMIG-1
 3,835,000 Jefferson County, AL Public Park & Recreation Board
           (YMCA Project) - Series 2005
           LOC Amsouth Bank                                                      09/01/25    3.69     3,835,000    VMIG-1
 4,810,000 Kings County,WA Limited Tax Obligation Bonds - Series 2005
           (Putters - Series  1184)
           Insured by FGIC                                                       01/01/13    3.70     4,810,000                A-1
 2,500,000 Lakeview, MI School District  2002 School Building & Site -Series B   05/01/32    3.67     2,500,000                A-1+
 2,680,000 Lisle, IL MHRB (Four Lakes Phase V-Lisle Project) - Series 1996
           Collateralized by Federal National Mortgage Association               09/15/26    3.67     2,680,000                A-1+
 5,000,000 Louisiana Housing Finance Agency(Canterbury House Apartments-Sherwood)
           Series - 2007
           LOC Charter One Bank                                                  09/15/40    3.73     5,000,000    VMIG-1
 5,000,000 Massachusetts Bay Transportation Authority - Series 2000              03/01/30    3.62     5,000,000    VMIG-1      A-1+
 2,000,000 Mecklenburg County, StateNC  -  Series 2007                           02/01/27    3.75     2,000,000    VMIG-1      A-1
 2,000,000 Metropolitan Altantic Rapid Transit Authority, Sales Tax
           RB-Series 2000A
           LOC Westdeutsche Landesbank/Bayerische Landesbank                     07/01/25    3.60     2,000,000    VMIG-1      A-1+
 3,900,000 Michigan Higher Education Facility Authority RB
           (Hope College Project) - Series 2002B
           LOC Fifth Third Bank                                                  04/01/32    3.67     3,900,000                A-1+
 1,900,000 Missouri State HEFA RB (SSM Healthcare) - Series 2005C
           Insured by FSA                                                        06/01/19    3.78     1,900,000                A-1+
 1,400,000 New Ulm, MN Hospital Facilities RB
           (Health Center System Project) - Series 1985
           LOC Wells Fargo Bank, N.A.                                            08/01/14    3.70     1,400,000                A-1+
 1,700,000 New York City, NY GO Bonds - Series A
           LOC JPMorgan Chase Bank, N.A.                                         08/01/17    3.76     1,700,000    VMIG-1      A-1+
 1,900,000 Newport, KY League of Cities Funding Trust Lease Program
           LOC US Bank, N.A.                                                     04/01/32    3.71     1,900,000    VMIG-1
 2,450,000 North Carolina Capital Facilities Finance Agency RB
           (The Mental Health Association, Inc. Project)
           LOC Branch Bank & Trust Company                                       02/01/27    3.68     2,450,000     P-1        A-1+
 3,300,000 North Carolina Educational Facilities Finance RB
           (Duke University Project) - Series 1987A                              12/01/17    3.60     3,300,000    VMIG-1      A-1+
 1,700,000 Oregon State GO - Series 73H                                          12/01/19    3.68     1,700,000    VMIG-1      A-1+
 2,400,000 Piedmont, SC Municipal Power Agency Electric RB- Series 2004 B-4
           Insured by FGIC                                                       01/01/32    3.66     2,400,000    VMIG-1      A-1+
 4,800,000 Private Hospital Authority of Dekalb, GA
           (Egleston Childrens Hospital)- Series 1994B
           LOC SunTrust Bank                                                     03/01/24    3.67     4,800,000    VMIG-1      A-1+
   345,000 Reading, PA (York County General Authority) - Series 1996A
           Insured by AMBAC Assurance Corporation                                09/01/26    3.66       345,000                A-1+
 4,650,000 Richardson, TX Independent School District
           (Unlimited Tax School Building Bond) - Series 2000
           Guarenteed by Texas Permanent School Fund                             08/15/24    3.65     4,650,000    VMIG-1      A-1+
 4,490,000 State of Florida
           Insured by FGIC                                                       07/01/16    3.72     4,490,000                A-1+
 3,000,000 Texas State Transportation Commission Revenue (First Tier)-Series B   04/01/26    3.66     3,000,000    VMIG-1      A-1+
 1,100,000 Utah Transit Authority, Sales Tax RB - Series 2006B
           LOC Fortis Bank                                                       06/15/36    3.75     1,100,000    VMIG-1      A-1+
 1,990,000 Wisconsin Public Power Inc. Power Supply System RB - Series 2005A
           Putters - Series 1150
           Insured by AMBAC Assurance Corporation                                07/01/13    3.70     1,990,000    VMIG-1
-----------                                                                                        ------------
120,355,000Total Variable Rate Demand Instruments                                                   120,355,000
-----------                                                                                        ------------
           Total Investments (100.16%) (Cost $163,497,990)                                          163,497,990
           Liabilities in excess of cash and other assets (-0.16%)                                    (267,383)
                                                                                                   ------------
           Net Assets (100.00%), 163,235,974 shares outstanding                                    $163,230,607
                                                                                                   ============
           Net Asset Value, offering and redemption price per share                                $       1.00
                                                                                                   ============


FOOTNOTES:
Note 1 Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   BAN        =   Bond Anticipation Note                      IDA      =   Industrial Development Authority
   FGIC       =   Financial Guaranty Insurance Company        IDC      =   Industrial Development Corporation
   FSA        =   Financial Security Assurance                LOC      =   Letter of Credit
   GO         =   General Obligation                          MHRB     =   Multi-Family Housing Revenue Bond
   HEFA       =   Health and Education Facilities Authority   PCRB     =   Pollution Control Revenue Bond
   HFA        =   Housing Finance Authority                   RB       =   Revenue Bond
   HFC        =   Housing Finance Commission                  TRAN     =   Tax and Revenue Anticipation Notes
   HRB        =   Hospital Revenue Bond



ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: May 25, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: May 25, 2007

* Print the name and title of each signing officer under his or her signature.